Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 13, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Diluted				$ (0.80)	$ (1.32)
Diluted				9,058,025	8,974,247
Class A Common Stock | Phoenix Biotech Acquisition Corp
Diluted				$ (0.39)	$ (0.03)
Diluted				4,224,247	17,896,428
Class B Common Stock | Phoenix Biotech Acquisition Corp
Diluted				$ (0.39)	$ (0.03)
Diluted				2,304,421	4,596,250
Successor
Diluted		$ (0.12)
Diluted		14,112,530
Predecessor
Diluted	$ (0.06)		$ (0.27)
Diluted	9,068,899		9,059,732